Land use right net (Details) - ZHEJIANG TIANLAN - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Land use right, gross	¥ 7,361	¥ 7,361
Less: accumulated amortization	(2,811)	(2,662)
Land use right, net	¥ 4,550	¥ 4,699